Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.6%)
Comcast Corp. - Class A	558,411	30,216
Verizon Communications, Inc.	498,300	28,976
The Walt Disney Co. *	154,136	28,441

Total		87,633

Consumer Discretionary (6.0%)
Dollar Tree, Inc. *	262,200	30,012
Lowe’s Companies, Inc.	163,100	31,018

Total		61,030

Consumer Staples (9.1%)
Archer-Daniels-Midland Co.	514,700	29,338
Conagra Brands, Inc.	850,233	31,969
Mondelez International, Inc.	523,000	30,611

Total		91,918

Energy (3.2%)
ConocoPhillips	610,900	32,359

Total		32,359

Financials (15.3%)
American International Group, Inc.	654,600	30,249
Discover Financial Services	322,213	30,607
MetLife, Inc.	517,832	31,479
Truist Financial Corp.	541,200	31,563

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	563,700	31,178

Total		155,076

Health Care (17.7%)
Cardinal Health, Inc.	487,400	29,610
Cigna Corp.	130,303	31,499
CVS Health Corp.	414,100	31,153
Johnson & Johnson	180,700	29,698
Merck & Co., Inc.	390,300	30,088
Viatris, Inc. *	1,945,975	27,185

Total		179,233

Industrials (12.2%)
Caterpillar, Inc.	136,039	31,543
Honeywell International, Inc.	140,860	30,576
Northrop Grumman Corp.	96,900	31,361
Raytheon Co.	395,379	30,551

Total		124,031

Information Technology (17.8%)
Broadcom, Inc.	62,200	28,840
Cisco Systems, Inc.	593,800	30,705
Cognizant Technology Solutions Corp. - Class A	386,918	30,226
Fidelity National Information Services, Inc.	209,727	29,490
Motorola Solutions, Inc.	158,000	29,712
Oracle Corp.	442,800	31,071

Total		180,044

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Materials (3.1%)
DuPont de Nemours, Inc.	406,184	31,390

Total		31,390

Real Estate (3.2%)
Equity Residential	446,695	31,997

Total		31,997

Utilities (2.7%)
Edison International	461,300	27,032

Total		27,032

Total Common Stocks (Cost: $728,696)		1,001,743

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	10,913,662	10,914

Total		10,914

Total Short-Term Investments (Cost: $10,914)		10,914

Total Investments (100.0%) (Cost: $739,610)@		1,012,657

Other Assets, Less Liabilities (0.0%)		(189)

Net Assets (100.0%)		1,012,468

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 3/31/2021.

@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $739,610 and the net unrealized appreciation of investments based on that cost was $273,047 which is comprised of $278,147 aggregate gross unrealized appreciation and $5,100 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,001,743	$—	$—
Short-Term Investments	10,914	—	—

Total Assets:	$1,012,657	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand